Called up share capital	12 Months Ended
Mar. 31, 2026
Called up share capital
Called up share capital

17. Called up share capital
Called up share capital is the number of shares in issue at their par value. A number of shares were allotted during the year in relation to employee share schemes.
Accounting policies
Equity instruments issued by the Group are recorded at the amount of the proceeds received, net of direct issuance costs.

	2026		2025

	Number	€m	Number	€ m

Ordinary shares of 20 20 / 21 US cents each allotted, issued and fully paid: 1,2

1 April	26,388,285,902	4,319	28,818,683,808	4,797

Allotted during the year	495,180	–	455,190	–

Cancelled during the year	(2,060,402,493)	(369)	(2,430,853,096)	(478)

31 March	24,328,378,589	3,950	26,388,285,902	4,319
Notes:

1.	At 31 March 2026, there were 50,000 (2025: 50,000) 7% cumulative fixed rate shares of £1 each in issue.

2.
At 31 March 2026, the Group held 1,234,199,142 (2025: 1,416,813,312) treasury shares with a nominal value of
€
200 million (2025:
€
232 million). The market value of shares held was
€
1,600 million (2025:
€
1,234 million). During the year, 86,121,473 (2025: 99,750,090
)
treasury shares were reissued under Group share schemes and 1,963,879,726 (2025: 2,208,854,544) shares were repurchased under share buy-back
arrangements.